Inventories (Tables)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Components of Inventories

Inventories consist of the following components:

	31 March
(Millions of US dollars)	2017	2016

Finished goods	$146.7	$144.4
Work-in-process	6.5	5.7
Raw materials and supplies	57.5	50.7
Provision for obsolete finished goods and raw materials	(7.8)	(7.8)

Total inventories	$202.9	$193.0